SCHEDULE 1 BALANCE SHEET (Details)	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2010 CNY	Jun. 30, 2013 Parent [Member] USD ($)	Jun. 30, 2013 Parent [Member] CNY	Jun. 30, 2012 Parent [Member] USD ($)	Jun. 30, 2012 Parent [Member] CNY	Jun. 30, 2011 Parent [Member] CNY	Jun. 30, 2010 Parent [Member] CNY
Assets
Cash and cash equivalents	$ 72,983,389	447,928,254	$ 81,756,550	501,772,653	405,874,701	506,727,524	$ 4,875,774	29,924,575	$ 7,820,271	47,996,131	67,509,322	73,290,584
Amounts due from subsidiaries							31,962,976	196,169,569		188,283,453
Prepaid expenses and other current assets	2,901,929	17,810,299		19,798,366			133,859	821,546		432,509
Total current assets	90,278,699	554,076,486		548,277,125			36,972,609	226,915,690		236,712,093
Investments in subsidiaries							81,843,876	502,308,602		472,757,114
Investments	2,474,273	15,185,603		17,761,427			1,361,098	8,353,602		10,929,427
Total assets	151,739,975	931,288,927		876,987,718			120,177,583	737,577,894		720,398,634
Liabilities and Shareholders' Equity
Other payables and accruals	7,598,872	46,637,314		27,925,392			408,732	2,508,549		2,380,545
Deferred revenue	5,932,505	36,410,159		28,105,992			215,706	1,323,873		1,355,198
Total current liabilities	18,038,691	110,710,664		79,731,823			624,438	3,832,422		3,735,743
Non-current Liability
Deferred revenue	429,962	2,638,848		3,864,580			53,939	331,043		1,694,212
Total liabilities	20,181,163	123,859,873		92,285,124			678,377	4,163,465		5,429,955
Shareholders' Equity
Ordinary shares, US$0.00005 par value; 1,000,000,000 shares authorized as of June 30, 2012 and 2013; 36,569,866 and 36,563,991 shares issued and outstanding as of June 30, 2012 and 2013, respectively	2,418	14,841		14,843			2,418	14,841		14,843
Additional paid-in capital	170,719,321	1,047,772,763		1,046,863,605			170,719,321	1,047,772,763		1,046,863,605
Accumulated other comprehensive loss	(20,125,500)	(123,518,246)		(124,039,206)			(20,125,500)	(123,518,246)		(124,039,206)
Accumulated losses	(31,097,033)	(190,854,929)		(207,870,563)			(31,097,033)	(190,854,929)		(207,870,563)
Total shareholders' equity	131,558,812	807,429,054		784,702,594	814,142,551	1,217,023,570	119,499,206	733,414,429		714,968,679
Total liabilities and shareholders' equity	$ 151,739,975	931,288,927		876,987,718			$ 120,177,583	737,577,894		720,398,634